Fees Summary	Aug. 05, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,770,000
Previously Paid Amount	0.00
Total Fee Amount	270.99
Total Offset Amount	0.00
Net Fee	270.99
Narrative - Max Aggregate Offering Price	$ 1,770,000
Final Prospectus	true